Property and Equipment, Net	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2022	2021
Office building	$20,198,454	$-
Equipment	1,224,250	1,047,227
Office building related facility, machinery and equipment	225,773	-
Automobiles	118,472	122,903
Office Furniture	69,448	147,207
Leasehold improvements	667,785	614,680
Total	22,504,182	1,932,017
Less: accumulated depreciation	(1,903,084)	(1,331,226)
Property and equipment, net	$20,601,098	$600,791

Depreciation expense was $709,836, $404,063, and $360,302 for the years ended June 30, 2022, 2021 and 2020, respectively. No impairment loss was recognized for the years ended June 30, 2022, 2021 and 2020.